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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2010

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pettyjohn Co
Address:  1925 Atherholt Road
          Lynchburg, VA  24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John D. Doyle, Jr.
Title:    President
Phone:    434-845-1266

Signature, Place, and Date of Signing:

/s/ John D. Doyle, Jr.              Lynchburg, VA              10/25/2010
--------------------------   -------------------------   ----------------------
     [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           74

Form 13F Information Table Value Total:      102,886
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
NAME OF                     TITLE OF              VALUE    SHRS OR                  INVESTMENT   VOTING  AUTHORITY
ISSUER                       CLASS      CUSIP   (X $1000)  PM AMT   SH/PRN PUT/CALL DISCRETION    SOLE    SHARED   NONE
--------------------------- --------- --------- --------- --------- ------ -------- ---------- --------- --------- ----
ABB Ltd                     common    000375204       337    15,963                    Sole       15,963
Archer Daniels Midland      common    039483102       208     6,510                    Sole        6,510
Abbott Labs                 common    002824100     2,681    51,320                    Sole       51,320
A T & T                     common    00206R102     1,073    37,532                    Sole       37,532
A T & T Pfd 6.375%          preferred 00211G208     1,224    45,100                    Sole       45,100
Bank of America             common    060505104       763    58,249                    Sole       58,249
BB&T                        common    054937107       721    29,960                    Sole       29,960
Becton Dickinson            common    075887109       667     9,002                    Sole        9,002
BHP Billiton                common    088606108     2,341    30,679                    Sole       30,679
Boeing                      common    097023105       720    10,825                    Sole       10,825
Canadian Natl Railway       common    136375102       567     8,850                    Sole        8,850
Caterpillar                 common    149123101     1,633    20,750                    Sole       20,750
Chesapeake Energy           common    165167107       976    43,100                    Sole       43,100
Chevron Corp                common    166764100     1,254    15,467                    Sole       15,467
Cisco                       common    17275R102     1,192    54,413                    Sole       54,413
Claymore Solar Energy ETF   common    18383M621       132    15,300                    Sole       15,300
Coca-Cola                   common    191216100     1,671    28,552                    Sole       28,552
Conoco Phillips             common    20825C104     2,688    46,806                    Sole       46,806
Consolidated Edison         common    209115104       217     4,500                    Sole        4,500
Corning Inc                 common    219350105       261    14,300                    Sole       14,300
CREE Inc                    common    225447101       216     3,980                    Sole        3,980
CSX                         common    126408103       249     4,501                    Sole        4,501
CVS/Caremark                common    126650100     1,915    60,862                    Sole       60,862
Deere & Co                  common    244199105       627     8,990                    Sole        8,990
Developers Diversified Rlty common    251591103       284    25,295                    Sole       25,295
Devon Energy                common    25179M103       693    10,700                    Sole       10,700
Dominion Resources          common    25746U109     1,360    31,147                    Sole       31,147
Exelon Corp                 common    30161N101     2,278    53,503                    Sole       53,503
Exxon- Mobil                common    30231G102     6,888   111,480                    Sole      111,480
Fedex Corp                  common    31428X106     1,595    18,651                    Sole       18,651
Freeport McMoran            common    356710857       495     5,800                    Sole        5,800
GE                          common    369604103     2,710   166,795                    Sole      166,795
Health Care REIT            common    42217K106       323     6,825                    Sole        6,825
Hewlett Packard             common    428236103       859    20,425                    Sole       20,425
Intel                       common    458140100       231    12,056                    Sole       12,056
International Bus. Mach.    common    459200101     3,383    25,219                    Sole       25,219
ishares Healthcare Ind      common    464287762       715    11,300                    Sole       11,300
ishares Lehman 1-3 yr Trs   common    464287457     1,396    16,550                    Sole       16,550
ishares MSCI Brazil         common    464286400       233     3,025                    Sole        3,025
ishares Midcap 400 Index    common    464287507       985    12,300                    Sole       12,300

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
NAME OF                     TITLE OF              VALUE    SHRS OR                  INVESTMENT   VOTING  AUTHORITY
ISSUER                       CLASS      CUSIP   (X $1000)  PM AMT   SH/PRN PUT/CALL DISCRETION    SOLE    SHARED   NONE
--------------------------- --------- --------- --------- --------- ------ -------- ---------- --------- --------- ----
ishares Preferred Index     preferred 464288687     1,077    27,075                    Sole       27,075
ishares S&P Natl Muni       common    464288414       537     5,025                    Sole        5,025
ishares Technology Index    common    464287721       794    13,725                    Sole       13,725
ITT Industries              common    450911102     1,829    39,051                    Sole       39,051
Johnson & Johnson           common    478160104     3,949    63,738                    Sole       63,738
Kimberly Clark              common    494368103     1,743    26,800                    Sole       26,800
Lincoln Natl Corp           common    534187109       556    23,236                    Sole       23,236
Lowes Companies             common    548661107     1,096    49,176                    Sole       49,176
3M                          common    604059105     1,994    22,993                    Sole       22,993
McKesson Corp               common    58155Q103       928    15,015                    Sole       15,015
Modine                      common    607828100       145    11,175                    Sole       11,175
Nextera Energy              common    65339F101       844    15,525                    Sole       15,525
Nike                        common    654106103       761     9,490                    Sole        9,490
Norfolk Southern            common    655844108     2,396    40,262                    Sole       40,262
Norvartis ADR               common    66987V109       709    12,300                    Sole       12,300
Nuveen Municipal Value      common    670928100     2,474   244,956                    Sole      244,956
PepsiCo                     common    713448108     4,844    72,902                    Sole       72,902
Philip Morris Intl          common    718172109       415     7,409                    Sole        7,409
Plum Creek Timber           common    729251108       632    17,900                    Sole       17,900
Procter & Gamble            common    742718109     5,948    99,177                    Sole       99,177
Progress Energy             common    743263105       673    15,162                    Sole       15,162
Qualcomm Inc                common    747525103     1,643    36,401                    Sole       36,401
Charles Schwab Corp         common    808513105       399    28,700                    Sole       28,700
SPDR Financial Sector       common    81369Y605       868    60,501                    Sole       60,501
SPDR Short Term Muni Bd     common    78464A425       236     9,700                    Sole        9,700
SPDR Tr I Unit Ser 1        common    78462F103       679     5,951                    Sole        5,951
SunTrust Bank               common    867914103       226     8,760                    Sole        8,760
Teva Pharmacutical          common    881624209     1,489    28,235                    Sole       28,235
United Parcel Service       common    911312106       801    12,015                    Sole       12,015
United Technologies         common    913017109     4,857    68,194                    Sole       68,194
Vanguard Div Apprec ETF     common    921908844     2,648    54,350                    Sole       54,350
Verizon                     common    92343V104     3,460   106,172                    Sole      106,172
WalMart                     common    931142103     2,222    41,525                    Sole       41,525
Wells Fargo                 common    949746101       253    10,063                    Sole       10,063
                                                  102,886 2,459,241                            2,459,241